SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                                              [ ]

    Post-Effective Amendment No.  5         (File No. 333-79311)             [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             7        (File No. 811-07355)             [X]
                               ---------

                        (Check appropriate box or boxes)

                          IDS LIFE VARIABLE ACCOUNT 10
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                           (Exact Name of Registrant)

                           IDS Life Insurance Company
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                               (Name of Depositor)

70100 AXP Financial Center, Minneapolis, MN                                55474
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(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
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      Mary Ellyn Minenko, 50607 AXP Financial Center, Minneapolis, MN 55474
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                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check  appropriate box)
 [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
 [X] on Aug. 9, 2001 pursuant  to  paragraph  (b) of Rule 485
 [ ] 60 days after  filing  pursuant  to paragraph  (a)(i) of Rule 485
 [ ] on Aug. 6, 2001 pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
 [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The prospectuses and Statemenst of Additional Information filed electronically herewith are not intended to supercede the prospectuses and Statements of Additional Information filed with Post-Effective Amendment No. 3 to Registration Statement No. 333-79311, filed on or about May 1, 2001.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 5 is to delay the effective date of Post-Effective Amendment No. 4 which was filed on or about June 7, 2001. The contents of Post-Effective Amendment No. 4 are incorporated by reference.